Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income (loss)	$ 9,340,000	$ (613,926)	$ (21,098,465)	$ (3,681,389)
Adjustment to reconcile net income to net cash (used) provided by operating activities:
Depreciation and amortization	607,528	333,087	1,607,313	1,325,337
Amortization of debt issuance costs and accretion of debt discount	6,467	5,722	22,822	22,887
Non-cash lease expense	4,042	(4,704)	7,329	396
Extinguishment of PPP loan				(508,700)
Stock compensation expense	739,960	352,299	749,127	1,471,068
Earn-out fair value and write-off adjustments	407,071		(359,470)
Recognition and change in fair value of warrant liabilities	(11,845,964)
Recognition and change in fair value of warrant commitment			17,652,808
Change in operating assets and liabilities:
Accounts payables and other accrued liabilities	(1,715,666)	(893,505)	(531,123)	990,356
Accounts receivable	(148,552)	181,556	(162,234)	(150,445)
Accounts receivable, related parties	5,489	(7,131)	(7,131)	7,131
Note receivables			3,825
Other receivables	(7,336)		1,952	6,332
Other payables	(1,467)		19,000	54,150
Other non-current assets	(52,992)		(14,992)	184
Charge back reserve	100,962
Prepaid expense and other current assets	2,217,178		(144,036)	(5,772)
Net cash used in operating activities	(343,280)	(646,602)	(2,253,275)	(468,465)
Cash flows from investing activities:
Purchase of property and equipment	(4,108)		(71,108)
Investment in NSURE, Inc.				(1,350,000)
Acquisition of business, net of cash acquired	(18,138,750)		(1,608,586)	(596,194)
Purchase of intangibles	(249,235)		(619,666)
Net cash used in investing activities	(18,392,093)		(2,299,360)	(1,946,194)
Cash flows from financing activities:
Principal repayments of debt	(227,172)	(213,994)	(887,455)	(455,132)
Proceeds from PPP loan				673,700
Principal repayments of PPP loan				(165,000)
Payments of earn-out liabilities			(452,236)
Proceeds from loans payable, related parties		177,824	2,931
Payments of loans payable, related parties	(10,770)	(310,771)
Proceeds from exercise of warrants into common stock	2,475,000
Net proceeds from private placement issuance of shares and warrants	17,853,351
Payment of notes payable			(515,685)	(242,371)
Proceeds of notes payable, related parties				1,441,458
Issuance of common stock		10,481,938	10,496,221	1,200,000
Net cash provided by financing activities	20,090,409	10,134,997	8,643,776	2,452,655
Net increase in cash and restricted cash	1,355,036	9,488,395	4,091,141	37,996
Cash and restricted cash at beginning of period	4,620,722	529,581	529,581	491,585
Cash and restricted cash at end of period	5,975,758	10,017,976	4,620,722	529,581
Supplemental disclosure of cash and non-cash investing and financing transactions:
Conversion of preferred stock into common stock		339,264	340,268
Cash paid for interest	105,447	116,830	456,482	80,826
Acquisition of lease asset and liability			861,443	133,204
Conversion of debt into equity		3,800,000	3,800,000
Common stock issued pursuant to acquisition	4,763,451		50,000	500,000
Common stock issued in lieu of services		91,050	91,050
Common stock issuable reclassification to additional paid-in capital				182,116
Unpaid deferred transaction costs			2,146,700
Stock Subscriptions			20,000,000
Issuance of common stock pursuant to the purchase of software		340,000	$ 340,000
Issuance of Series D Warrants	6,930,335
Issuance of placement agent warrants	1,525,923
Conversion of common stock into Series C Warrants	$ 281,815